Transamerica Large Growth

SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 98.5%
Aerospace & Defense - 0.4%
Raytheon Technologies Corp.	62,395	$ 3,536,549

Automobiles - 0.4%
Tesla, Inc. (A)	3,039	4,348,080

Beverages - 1.2%
Constellation Brands, Inc., Class A	33,020	5,884,164
Monster Beverage Corp. (A)	73,523	5,770,085

		11,654,249

Biotechnology - 2.1%
Alnylam Pharmaceuticals, Inc. (A)	16,563	2,414,223
Biogen, Inc. (A)	8,317	2,284,597
Moderna, Inc. (A) (B)	30,592	2,266,867
Sarepta Therapeutics, Inc. (A)	16,965	2,604,467
Seattle Genetics, Inc. (A)	29,405	4,889,169
Vertex Pharmaceuticals, Inc. (A)	22,672	6,166,784

		20,626,107

Building Products - 0.5%
Fortune Brands Home & Security, Inc.	68,314	5,226,021

Capital Markets - 0.6%
BlackRock, Inc.	5,251	3,019,378
S&P Global, Inc.	8,833	3,093,758

		6,113,136

Chemicals - 0.7%
PPG Industries, Inc.	35,057	3,773,886
Sherwin-Williams Co.	4,872	3,156,666

		6,930,552

Commercial Services & Supplies - 0.4%
Copart, Inc. (A)	39,586	3,691,395

Construction Materials - 0.3%
Vulcan Materials Co.	26,497	3,111,278

Consumer Finance - 0.5%
American Express Co.	58,652	5,473,405

Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc.	49,367	2,837,615

Electrical Equipment - 0.4%
AMETEK, Inc.	39,327	3,667,243

Electronic Equipment, Instruments & Components - 0.7%
CDW Corp.	27,224	3,164,790
Zebra Technologies Corp., Class A (A)	13,468	3,781,141

		6,945,931

Entertainment - 4.2%
Activision Blizzard, Inc.	66,238	5,473,246
Netflix, Inc. (A)	13,317	6,510,415
Spotify Technology SA (A)	99,105	25,551,251
Walt Disney Co.	32,826	3,838,672

		41,373,584

Equity Real Estate Investment Trusts - 0.6%
American Tower Corp.	22,248	5,815,405

	Shares	Value
COMMON STOCKS (continued)
Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	18,604	$ 6,056,160

Health Care Equipment & Supplies - 5.6%
Baxter International, Inc.	64,779	5,595,610
Becton Dickinson & Co.	16,256	4,573,463
DexCom, Inc. (A)	42,501	18,510,885
Edwards Lifesciences Corp. (A)	50,787	3,982,209
Intuitive Surgical, Inc. (A)	27,047	18,539,096
Teleflex, Inc.	11,535	4,303,708

		55,504,971

Health Care Providers & Services - 2.1%
Convetrus, Inc. (A)	158,781	3,518,587
Guardant Health, Inc. (A)	73,803	6,286,539
UnitedHealth Group, Inc.	38,364	11,615,852

		21,420,978

Health Care Technology - 2.8%
Livongo Health, Inc. (A)	28,138	3,580,560
Veeva Systems, Inc., Class A (A)	93,215	24,661,893

		28,242,453

Hotels, Restaurants & Leisure - 0.5%
McDonald’s Corp.	24,855	4,828,829

Household Products - 1.0%
Colgate-Palmolive Co.	37,488	2,894,073
Procter & Gamble Co.	56,256	7,376,287

		10,270,360

Interactive Media & Services - 7.1%
Alphabet, Inc., Class A (A)	13,616	20,259,927
Facebook, Inc., Class A (A)	86,191	21,864,071
Snap, Inc., Class A (A)	336,801	7,551,079
Twitter, Inc. (A)	370,358	13,481,031
Zillow Group, Inc., Class C (A) (B)	116,993	8,001,151

		71,157,259

Internet & Direct Marketing Retail - 9.9%
Amazon.com, Inc. (A)	22,029	69,714,736
Chewy, Inc., Class A (A) (B)	159,908	8,393,571
Farfetch, Ltd., Class A (A) (B)	258,385	6,622,407
Wayfair, Inc., Class A (A) (B)	50,229	13,365,435

		98,096,149

IT Services - 19.0%
Adyen NV (A) (C)	6,411	10,700,960
EPAM Systems, Inc. (A)	14,972	4,343,078
FleetCor Technologies, Inc. (A)	19,592	5,065,903
Global Payments, Inc.	32,905	5,857,748
GoDaddy, Inc., Class A (A)	57,936	4,071,742
Leidos Holdings, Inc.	30,463	2,898,859
Mastercard, Inc., Class A	40,272	12,425,120
MongoDB, Inc. (A) (B)	52,589	12,047,088
Okta, Inc. (A)	103,495	22,870,325
PayPal Holdings, Inc. (A)	52,767	10,346,026
Shopify, Inc., Class A (A)	36,067	36,932,608
Square, Inc., Class A (A)	264,008	34,281,439
Twilio, Inc., Class A (A)	96,223	26,694,185

		188,535,081

Life Sciences Tools & Services - 3.3%
10X Genomics, Inc., Class A (A)	82,138	8,079,915

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Large Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
Illumina, Inc. (A)	42,376	$ 16,194,412
Thermo Fisher Scientific, Inc.	19,937	8,252,921

		32,527,248

Machinery - 0.8%
Illinois Tool Works, Inc.	21,479	3,973,400
Nordson Corp.	18,429	3,568,407

		7,541,807

Metals & Mining - 0.1%
Royal Gold, Inc.	6,645	929,835

Oil, Gas & Consumable Fuels - 0.1%
Texas Pacific Land Trust	1,713	913,012

Pharmaceuticals - 0.7%
Eli Lilly & Co.	49,789	7,482,789

Professional Services - 0.3%
Equifax, Inc.	20,612	3,350,687

Road & Rail - 1.9%
Uber Technologies, Inc. (A)	628,794	19,027,306

Semiconductors & Semiconductor Equipment - 3.6%
Advanced Micro Devices, Inc. (A)	89,664	6,942,684
Entegris, Inc.	65,355	4,699,678
KLA Corp.	23,227	4,641,451
Marvell Technology Group, Ltd.	128,084	4,671,223
Micron Technology, Inc. (A)	63,835	3,195,261
NVIDIA Corp.	17,282	7,337,764
Teradyne, Inc.	43,458	3,866,024

		35,354,085

Software - 17.4%
Adobe, Inc. (A)	26,625	11,830,020
Atlassian Corp. PLC, Class A (A)	35,198	6,217,727
Coupa Software, Inc. (A)	59,954	18,372,903
Datadog, Inc., Class A (A)	87,714	8,232,836
DocuSign, Inc. (A)	16,961	3,677,654
Guidewire Software, Inc. (A)	31,396	3,694,053
Microsoft Corp.	176,367	36,156,999
salesforce.com, Inc. (A)	56,005	10,912,574
ServiceNow, Inc. (A)	14,565	6,396,948
Slack Technologies, Inc., Class A (A)	581,707	17,189,442
SS&C Technologies Holdings, Inc.	52,027	2,991,552
Trade Desk, Inc., Class A (A) (B)	34,456	15,550,682
Workday, Inc., Class A (A)	32,124	5,811,874
Zoom Video Communications, Inc., Class A (A)	102,015	25,902,629

		172,937,893

Specialty Retail - 2.3%
Carvana Co. (A)	104,191	16,144,395
TJX Cos., Inc.	139,023	7,227,806

		23,372,201

Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	106,217	45,146,474

Textiles, Apparel & Luxury Goods - 1.6%
NIKE, Inc., Class B	65,961	6,438,453
PVH Corp.	47,548	2,313,686

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Under Armour, Inc., Class C (A)	280,578	$ 2,662,685
VF Corp.	79,984	4,827,834

		16,242,658

Total Common Stocks (Cost $550,209,918)		980,288,785

OTHER INVESTMENT COMPANY - 2.1%
Securities Lending Collateral - 2.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.12% (D)	20,433,339	20,433,339

Total Other Investment Company (Cost $20,433,339)		20,433,339

Total Investments Excluding Options Purchased (Cost $570,643,257)		1,000,722,124
Total Options Purchased - 0.1% (Cost $946,342)		618,578

Total Investments (Cost $571,589,599)		1,001,340,702
Net Other Assets (Liabilities) - (0.7)%		(6,678,134)

Net Assets - 100.0%		$ 994,662,568

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Large Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put - USD vs. CNH	RBS	USD	8.06	07/23/2021	USD	95,986,000	$509,110	$443,839
Put - USD vs. CNH	RBS	USD	8.48	05/28/2021	USD	70,035,672	437,232	174,739

Total							$946,342	$618,578

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$969,587,825	$10,700,960	$—	$980,288,785
Other Investment Company	20,433,339	—	—	20,433,339
Over-the-Counter Foreign Exchange Options Purchased	—	618,578	—	618,578

Total Investments	$990,021,164	$11,319,538	$—	$1,001,340,702

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $60,482,601, collateralized by cash collateral of $20,433,339 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $41,354,905. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the value of the 144A security is $10,700,960, representing 1.1% of the Fund’s net assets.
(D)	Rate disclosed reflects the yield at July 31, 2020.
(E)	There were no transfers in or out of Level 3 during the period ended July 31, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

RBS	Royal Bank of Scotland PLC

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Large Growth

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The notes are an integral part of this report. Transamerica Funds	Page 4